Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000101218
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	ASTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 70,864,420
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 189,324
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,864,420 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$189,324 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.7%
Money Market Funds	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000082963
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	ASTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.15%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 70,864,420
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 189,324
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,864,420 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$189,324 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.7%
Money Market Funds	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000079614
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	ASTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 70,864,420
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 189,324
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,864,420 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$189,324 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.7%
Money Market Funds	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000100899
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class A
Trading Symbol	ASPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 18,133,810
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	56.00%
C000100901
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class C
Trading Symbol	CSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.15%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 18,133,810
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	56.00%
C000136883
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class I
Trading Symbol	STARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 18,133,810
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	56.00%